SUBSEQUENT EVENT (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Jan. 26, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 26, 2014
Business Combination, Consideration Transferred	$ 21